UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2008 to September 30, 2008

Item 1:                   Schedule of Investments

Credit Suisse Large Cap Blend Fund
Schedule of Investments
September 30, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (100.1%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.*§	200	$18,788
General Dynamics Corp.	900	66,258
Goodrich Corp.	3,300	137,280
Hexcel Corp.*§	1,500	20,535
L-3 Communications Holdings, Inc.§	900	88,488
Lockheed Martin Corp.	600	65,802
Northrop Grumman Corp.	1,000	60,540
Raytheon Co.§	400	21,404
Rockwell Collins, Inc.§	3,700	177,933
The Boeing Co.	3,400	194,990
United Technologies Corp.	1,700	102,102
		954,120
Air Freight & Couriers (0.3%)
FedEx Corp.	600	47,424
United Parcel Service, Inc. Class B§	1,000	62,890
		110,314
Airlines (0.6%)
Continental Airlines, Inc. Class B*§	700	11,676
Southwest Airlines Co.§	15,000	217,650
		229,326
Auto Components (0.3%)
Autoliv, Inc.§	100	3,375
BorgWarner, Inc.	500	16,385
Johnson Controls, Inc.§	3,700	112,221
		131,981
Automobiles (0.2%)
Avis Budget Group, Inc.*§	1,200	6,888
Ford Motor Co.*§	8,500	44,200
General Motors Corp.§	2,100	19,845
		70,933
Banks (5.3%)
Astoria Financial Corp.	5,800	120,234
BancorpSouth, Inc.§	1,700	47,821
Bank of America Corp.§	8,465	296,275
Bank of Hawaii Corp.§	1,800	96,210
Bank of New York Mellon Corp.	4,500	146,610
BB&T Corp.§	2,000	75,600
Cullen/Frost Bankers, Inc.§	3,900	234,000
Fifth Third Bancorp§	1,000	11,900
Hudson City Bancorp, Inc.§	13,500	249,075
National City Corp.§	2,900	5,075
Northern Trust Corp.	4,500	324,900
Old National Bancorp§	200	4,004
PNC Financial Services Group, Inc.	1,500	112,050
Regions Financial Corp.§	100	960
SunTrust Banks, Inc.§	2,300	103,477
U.S. Bancorp§	4,800	172,896
Valley National Bancorp§	2,500	52,400
Washington Mutual, Inc.§	5,700	467
Wells Fargo & Co.§	2,000	75,060
Zions Bancorporation§	300	11,610
		2,140,624
Beverages (3.7%)
Anheuser-Busch Companies, Inc.	1,800	116,784
Brown-Forman Corp. Class B§	600	43,086
Molson Coors Brewing Co. Class B§	1,300	60,775
PepsiAmericas, Inc.§	20,500	424,760

	Number of Shares	Value

COMMON STOCKS
Beverages
PepsiCo, Inc.	1,200	$85,524
The Coca-Cola Co.	2,500	132,200
The Pepsi Bottling Group, Inc.§	21,600	630,072
		1,493,201
Biotechnology (2.6%)
Amgen, Inc.*	1,508	89,379
Applied Biosystems, Inc.	1,300	44,525
Celgene Corp.*	50	3,164
Genentech, Inc.*	500	44,340
Genzyme Corp.*§	550	44,490
Gilead Sciences, Inc.*	400	18,232
Invitrogen Corp.*§	20,900	790,020
Myriad Genetics, Inc.*§	500	32,440
		1,066,590
Building Products (0.0%)
Crane Co.	100	2,971

Chemicals (1.9%)
Airgas, Inc.	700	34,755
CF Industries Holdings, Inc.	200	18,292
Eastman Chemical Co.§	1,100	60,566
FMC Corp.	600	30,834
Hercules, Inc.§	8,700	172,173
Monsanto Co.	1,500	148,470
Olin Corp.§	2,600	50,440
Praxair, Inc.	1,200	86,088
Rohm & Haas Co.	300	21,000
The Dow Chemical Co.§	3,700	117,586
The Mosaic Co.	200	13,604
		753,808
Commercial Services & Supplies (2.2%)
Arbitron, Inc.§	700	31,283
Bristow Group, Inc.*§	100	3,384
Corinthian Colleges, Inc.*§	1,200	18,000
Darling International, Inc.*	100	1,111
FTI Consulting, Inc.*§	1,400	101,136
Global Payments, Inc.	1,800	80,748
H&R Block, Inc.§	9,500	216,125
Herman Miller, Inc.§	1,900	46,493
Pitney Bowes, Inc.§	2,100	69,846
Republic Services, Inc.§	1,800	53,964
Rollins, Inc.§	1,100	20,878
The Brink’s Co.	200	12,204
Waste Connections, Inc.*§	200	6,860
Waste Management, Inc.§	3,800	119,662
Weight Watchers International, Inc.§	2,600	95,160
		876,854
Communications Equipment (1.7%)
Cisco Systems, Inc.*	13,100	295,536
Corning, Inc.	2,400	37,536
Emulex Corp.*	400	4,268
QUALCOMM, Inc.	8,300	356,651
Tellabs, Inc.*§	1,500	6,090
		700,081
Computers & Peripherals (1.4%)
Apple Computer, Inc.*	1,300	147,758
Dell, Inc.*	3,200	52,736
Hewlett-Packard Co.§	3,500	161,840
International Business Machines Corp.	900	105,264
NCR Corp.*§	200	4,410
NetApp, Inc.*§	300	5,469

	Number of Shares	Value

COMMON STOCKS
Computers & Peripherals
Teradata Corp.*	700	$13,650
Western Digital Corp.*§	3,000	63,960
		555,087
Construction & Engineering (0.3%)
Fluor Corp.	2,000	111,400
Foster Wheeler, Ltd.*	100	3,611
Jacobs Engineering Group, Inc.*	100	5,431
		120,442
Construction Materials (0.1%)
Vulcan Materials Co.§	300	22,350

Containers & Packaging (0.8%)
AptarGroup, Inc.§	600	23,466
Ball Corp.	1,300	51,337
Crown Holdings, Inc.*§	2,200	48,862
Greif, Inc. Class A	100	6,562
Owens-Illinois, Inc.*	600	17,640
Packaging Corp. of America§	7,000	162,260
Sonoco Products Co.	100	2,968
Temple-Inland, Inc.§	100	1,526
		314,621
Diversified Financials (5.8%)
American Capital, Ltd.§	700	17,857
American Express Co.	1,800	63,774
BlackRock, Inc.§	500	97,250
Broadridge Financial Solutions, Inc.§	1,300	20,007
Capital One Financial Corp.§	500	25,500
CIT Group, Inc.§	200	1,392
Citigroup, Inc.§	5,200	106,652
Discover Financial Services§	1,500	20,730
E*TRADE Financial Corp.*§	1,800	5,040
Fannie Mae§	3,500	5,355
Federated Investors, Inc. Class B	3,200	92,320
First Horizon National Corp.§	618	5,788
Franklin Resources, Inc.	2,500	220,325
Freddie Mac§	2,000	3,420
Invesco, Ltd.§	1,500	31,470
Investment Technology Group, Inc.*	900	27,387
Janus Capital Group, Inc.§	700	16,996
JPMorgan Chase & Co.	1,200	56,040
Marshall & Ilsley Corp.§	900	18,135
Morgan Stanley§	300	6,900
Principal Financial Group, Inc.§	2,500	108,725
Raymond James Financial, Inc.§	2,000	65,960
State Street Corp.	2,900	164,952
T. Rowe Price Group, Inc.§	8,500	456,535
The Charles Schwab Corp.§	12,800	332,800
The Goldman Sachs Group, Inc.§	600	76,800
Waddell & Reed Financial, Inc. Class A	10,400	257,400
Western Union Co.	500	12,335
		2,317,845
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	11,022	307,734
CenturyTel, Inc.§	200	7,330
Embarq Corp.§	1,500	60,825
NeuStar, Inc. Class A*§	1,900	37,791
Qwest Communications International, Inc.§	5,700	18,411
Verizon Communications, Inc.	16,000	513,440
Windstream Corp.§	9,100	99,554
		1,045,085

	Number of Shares	Value

COMMON STOCKS
Electric Utilities (1.6%)
Alliant Energy Corp.	5,600	$180,376
Cleco Corp.§	700	17,675
DPL, Inc.§	1,700	42,160
Dynegy, Inc. Class A*§	1,900	6,802
Edison International§	1,900	75,810
Entergy Corp.	600	53,406
FPL Group, Inc.§	1,100	55,330
Ormat Technologies, Inc.§	3,100	112,623
PG&E Corp.§	1,500	56,175
Public Service Enterprise Group, Inc.	1,500	49,185
Reliant Energy, Inc.*	1,400	10,290
		659,832
Electronic Equipment & Instruments (1.1%)
Emerson Electric Co.	300	12,237
Energizer Holdings, Inc.*§	700	56,385
FLIR Systems, Inc.*§	1,300	49,946
Jabil Circuit, Inc.	2,100	20,034
Koninklijke Philips Electronics NV NY Shares	200	5,444
Rockwell Automation, Inc.§	2,400	89,616
Thermo Fisher Scientific, Inc.*	600	33,000
Tyco Electronics, Ltd.	1,200	33,192
Waters Corp.*	2,700	157,086
		456,940
Energy Equipment & Services (3.5%)
Atwood Oceanics, Inc.*§	600	21,840
Baker Hughes, Inc.	1,300	78,702
BJ Services Co.§	1,500	28,695
Cameron International Corp.*§	2,000	77,080
Dresser-Rand Group, Inc.*§	2,100	66,087
ENSCO International, Inc.§	565	32,561
FMC Technologies, Inc.*§	2,200	102,410
Halliburton Co.§	10,100	327,139
Helmerich & Payne, Inc.	1,300	56,147
Key Energy Services, Inc.*	9,200	106,720
Noble Corp.	600	26,340
Patterson-UTI Energy, Inc.§	3,200	64,064
Schlumberger, Ltd.§	3,600	281,124
SEACOR Holdings, Inc.*	100	7,895
Superior Energy Services, Inc.*	200	6,228
Tidewater, Inc.§	1,900	105,184
Unit Corp.*	200	9,964
		1,398,180
Food & Drug Retailing (1.6%)
CVS Caremark Corp.§	1,000	33,660
Flowers Foods, Inc.§	5,200	152,672
Safeway, Inc.§	1,500	35,580
Sysco Corp.§	10,800	332,964
Terra Industries, Inc.	800	23,520
The Kroger Co.§	2,100	57,708
Whole Foods Market, Inc.§	400	8,012
		644,116
Food Products (4.4%)
Campbell Soup Co.	7,100	274,060
Corn Products International, Inc.§	300	9,684
Dean Foods Co.*	3,700	86,432
Del Monte Foods Co.	900	7,020
General Mills, Inc.	2,000	137,440
H.J. Heinz Co.	500	24,985
Hormel Foods Corp.§	3,500	126,980
Kellogg Co.§	1,200	67,320
Kraft Foods, Inc. Class A§	2,900	94,975

	Number of Shares	Value

COMMON STOCKS
Food Products
McCormick & Co., Inc.§	7,600	$292,220
Ralcorp Holdings, Inc.*§	200	13,482
Sara Lee Corp.	200	2,526
Sensient Technologies Corp.	200	5,626
The Hershey Co.§	5,900	233,286
The J.M. Smucker Co.	1,300	65,897
Unilever NV NY Shares	5,400	152,064
Wm. Wrigley Jr. Co.	2,300	182,620
		1,776,617
Forestry & Paper (0.7%)
Louisiana-Pacific Corp.§	300	2,790
MeadWestvaco Corp.§	11,500	268,065
		270,855
Gas Utilities (1.5%)
Atmos Energy Corp.	1,100	29,282
Kinder Morgan Energy Partners, LP	200	10,406
Kinder Morgan Management, LLC.*	2,000	98,400
MDU Resources Group, Inc.	6,400	185,600
National Fuel Gas Co.§	4,800	202,464
Piedmont Natural Gas Co., Inc.§	1,000	31,960
Southwestern Energy Co.*§	1,100	33,594
UGI Corp.	200	5,156
WGL Holdings, Inc.§	400	12,980
		609,842
Healthcare Equipment & Supplies (1.2%)
Baxter International, Inc.	700	45,941
Becton, Dickinson & Co.	100	8,026
Boston Scientific Corp.*	2,800	34,356
Covidien, Ltd.	1,100	59,136
Edwards Lifesciences Corp.*§	800	46,208
Haemonetics Corp.*	400	24,688
Kinetic Concepts, Inc.*	1,500	42,885
Medtronic, Inc.	1,200	60,120
Millipore Corp.*§	219	15,067
STERIS Corp.	700	26,306
Stryker Corp.	1,000	62,300
Varian Medical Systems, Inc.*	700	39,991
		465,024
Healthcare Providers & Services (1.6%)
Aetna, Inc.	4,100	148,051
AmerisourceBergen Corp.	700	26,355
CIGNA Corp.	5,600	190,288
Covance, Inc.*§	100	8,841
Humana, Inc.*	2,400	98,880
Kindred Healthcare, Inc.*	100	2,757
McKesson Corp.	565	30,403
Owens & Minor, Inc.	100	4,850
Pharmaceutical Product Development, Inc.	200	8,270
Quest Diagnostics, Inc.	1,700	87,839
UnitedHealth Group, Inc.	800	20,312
		626,846
Hotels, Restaurants & Leisure (1.0%)
Burger King Holdings, Inc.§	300	7,368
CEC Entertainment, Inc.*§	300	9,960
McDonald’s Corp.	2,800	172,760
Tim Hortons, Inc.§	5,600	165,928
Wendy’s/Arby’s Group, Inc. Class A§	425	2,235
WMS Industries, Inc.*§	200	6,114

	Number of Shares	Value

COMMON STOCKS
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	1,600	$52,176
		416,541
Household Durables (0.6%)
D.R. Horton, Inc.§	100	1,302
Dolby Laboratories, Inc. Class A*	100	3,519
KB HOME§	100	1,968
Leggett & Platt, Inc.§	100	2,179
Lennar Corp. Class A§	1,200	18,228
Snap-on, Inc.	500	26,330
Tupperware Brands Corp.§	4,400	121,572
Whirlpool Corp.§	700	55,503
		230,601
Household Products (1.8%)
Church & Dwight Co., Inc.	3,100	192,479
Clorox Co.§	66	4,137
Colgate-Palmolive Co.	600	45,210
The Procter & Gamble Co.	6,900	480,861
		722,687
Industrial Conglomerates (1.0%)
3M Co.	1,300	88,803
General Electric Co.	4,600	117,300
Honeywell International, Inc.	1,900	78,945
KBR, Inc.	200	3,054
Reynolds American, Inc.§	1,000	48,620
Tyco International, Ltd.	1,300	45,526
Walter Industries, Inc.	300	14,235
		396,483
Insurance (6.2%)
ACE, Ltd.	2,400	129,912
AEGON NV NY Shares	7,100	62,338
Aflac, Inc.	12,500	734,375
Ambac Financial Group, Inc.§	300	699
American Financial Group, Inc.	2,300	67,850
American International Group, Inc.§	1,200	3,996
Aon Corp.	1,300	58,448
Arthur J. Gallagher & Co.§	2,800	71,848
Assurant, Inc.	400	22,000
Axis Capital Holdings, Ltd.	1,000	31,710
Brown & Brown, Inc.	100	2,162
Endurance Specialty Holdings, Ltd.	700	21,644
Fidelity National Financial, Inc. Class A§	100	1,470
Hanover Insurance Group, Inc.	500	22,760
Loews Corp.§	1,200	47,388
MBIA, Inc.§	700	8,330
Mercury General Corp.§	100	5,475
MetLife, Inc.§	3,200	179,200
MGIC Investment Corp.§	400	2,812
PartnerRe, Ltd.§	500	34,045
Prudential Financial, Inc.	1,000	72,000
Reinsurance Group of America, Inc. Class A§	1,000	54,000
StanCorp Financial Group, Inc.§	2,000	104,000
The Allstate Corp.	1,000	46,120
The Chubb Corp.	1,700	93,330
The Progressive Corp.§	1,200	20,880
The Travelers Companies, Inc.	1,100	49,720
Torchmark Corp.	5,800	346,840
Unum Group§	6,200	155,620
W.R. Berkley Corp.	1,100	25,905
		2,476,877

	Number of Shares	Value

COMMON STOCKS
Internet & Catalog Retail (0.0%)
Amazon.com, Inc.*§	200	$14,552

Internet Software & Services (0.8%)
Google, Inc. Class A*	500	200,260
Sohu.com, Inc.*§	1,600	89,200
Yahoo!, Inc.*	2,500	43,250
		332,710
IT Consulting & Services (0.4%)
Automatic Data Processing, Inc.	3,400	145,350
IHS, Inc. Class A*	400	19,056
Paychex, Inc.	200	6,606
Unisys Corp.*§	1,400	3,850
		174,862
Leisure Equipment & Products (0.1%)
Callaway Golf Co.§	1,200	16,884
Mattel, Inc.	1,200	21,648
		38,532
Machinery (2.2%)
AGCO Corp.*§	100	4,261
Bucyrus International, Inc.	900	40,212
Caterpillar, Inc.§	600	35,760
Cummins, Inc.	4,100	179,252
Danaher Corp.§	1,100	76,340
Dover Corp.	1,300	52,715
Eaton Corp.	600	33,708
Gardner Denver, Inc.*	1,700	59,024
Harsco Corp.	2,900	107,851
Illinois Tool Works, Inc.§	1,300	57,785
Ingersoll-Rand Company, Ltd. Class A§	46	1,434
Joy Global, Inc.§	600	27,084
PACCAR, Inc.§	3,500	133,665
Parker Hannifin Corp.§	1,000	53,000
Pentair, Inc.§	200	6,914
The Manitowoc Co., Inc.	400	6,220
		875,225
Marine (0.2%)
Kirby Corp.*§	1,300	49,322
Overseas Shipholding Group, Inc.§	300	17,493
		66,815
Media (1.9%)
Cablevision Systems Corp. Group A	700	17,612
DIRECTV Group, Inc.*	4,200	109,914
DISH Network Corp. Class A*	3,900	81,900
Interactive Data Corp.	400	10,088
John Wiley & Sons, Inc. Class A§	1,200	48,540
Liberty Media Corp. - Capital Series A*§	10,500	140,490
News Corp. Class A	1,300	15,587
Omnicom Group, Inc.§	1,300	50,128
Regal Entertainment Group Class A§	7,200	113,616
Scripps Networks Interactive Class A	300	10,893
The E.W. Scripps Co. Class A§	1,166	8,244
The Interpublic Group of Companies, Inc.*§	1,300	10,075
The New York Times Co. Class A§	400	5,716
The Walt Disney Co.§	2,700	82,863
Time Warner, Inc.§	5,200	68,172
		773,838
Metals & Mining (1.3%)
AK Steel Holding Corp.§	800	20,736
Alpha Natural Resources, Inc.*	2,600	133,718
Arch Coal, Inc.§	2,300	75,647

	Number of Shares	Value

COMMON STOCKS
Metals & Mining
Foundation Coal Holdings, Inc.	400	$14,232
Freeport-McMoRan Copper & Gold, Inc.§	476	27,061
Massey Energy Co.§	700	24,969
Newmont Mining Corp.	1,700	65,892
Nucor Corp.§	748	29,546
Peabody Energy Corp.	1,600	72,000
Schnitzer Steel Industries, Inc. Class A§	300	11,772
Stillwater Mining Co.*§	100	581
United States Steel Corp.	300	23,283
Worthington Industries, Inc.§	700	10,458
		509,895
Multi-Utilities (0.6%)
Avista Corp.§	100	2,171
Duke Energy Corp.	13,300	231,819
Vectren Corp.	600	16,710
Westar Energy, Inc.§	300	6,912
		257,612
Multiline Retail (2.2%)
Big Lots, Inc.*§	4,100	114,103
BJ’s Wholesale Club, Inc.*§	2,400	93,264
Costco Wholesale Corp.§	3,400	220,762
Dillard’s, Inc. Class A§	100	1,180
Dollar Tree, Inc.*	1,600	58,176
Family Dollar Stores, Inc.§	6,200	146,940
Sears Holdings Corp.*§	100	9,350
Target Corp.§	1,000	49,050
Wal-Mart Stores, Inc.	3,200	191,648
		884,473
Oil & Gas (6.0%)
Anadarko Petroleum Corp.	700	33,957
Chesapeake Energy Corp.§	400	14,344
Chevron Corp.	4,200	346,416
Cimarex Energy Co.§	1,300	63,583
Comstock Resources, Inc.*	600	30,030
ConocoPhillips	1,200	87,900
El Paso Corp.§	3,300	42,108
Enbridge Energy Partners, LP§	300	11,934
Enterprise Products Partners LP	600	15,462
EOG Resources, Inc.	400	35,784
Exxon Mobil Corp.	14,100	1,095,006
Goodrich Petroleum Corp.*§	300	13,077
Magellan Midstream Partners, LP§	100	3,240
Marathon Oil Corp.	1,698	67,699
Mariner Energy, Inc.*	200	4,100
Nexen, Inc.	100	2,280
Noble Energy	300	16,677
NuStar Energy LP	100	4,247
Occidental Petroleum Corp.	2,300	162,035
Petro-Canada	2,600	86,710
Stone Energy Corp.*§	1,416	59,939
Tesoro Corp.§	400	6,596
The Williams Companies, Inc.	400	9,460
Transocean, Inc.*	1,000	109,840
W&T Offshore, Inc.§	1,800	49,122
Whiting Petroleum Corp.*	100	7,126
XTO Energy, Inc.§	1,100	51,172
		2,429,844
Personal Products (0.2%)
Alberto-Culver Co.§	2,700	73,548
Avon Products, Inc.§	500	20,785

	Number of Shares	Value

COMMON STOCKS
Personal Products
Sally Beauty Holdings, Inc.*§	100	$860
		95,193
Pharmaceuticals (6.1%)
Abbott Laboratories	1,300	74,854
Allergan, Inc.§	1,000	51,500
Barr Pharmaceuticals, Inc.*	200	13,060
Bristol-Myers Squibb Co.	7,936	165,466
Eli Lilly & Co.	5,200	228,956
Endo Pharmaceuticals Holdings, Inc.*	400	8,000
Forest Laboratories, Inc.*	1,800	50,904
Johnson & Johnson	3,700	256,336
Medco Health Solutions, Inc.*	800	36,000
Merck & Co., Inc.	10,002	315,663
Mylan, Inc.*§	1,100	12,562
Perrigo Co.§	300	11,538
Pfizer, Inc.	62,900	1,159,876
Sepracor, Inc.*§	300	5,493
Valeant Pharmaceuticals International*§	1,500	30,705
Watson Pharmaceuticals, Inc.*	1,200	34,200
		2,455,113
Real Estate (1.2%)
Apartment Investment & Management Co. Class A§	316	11,066
AvalonBay Communities, Inc.§	300	29,526
Boston Properties, Inc.§	400	37,464
Developers Diversified Realty Corp.§	400	12,676
Equity Residential§	1,000	44,410
General Growth Properties, Inc.§	1,000	15,100
HCP, Inc.§	1,000	40,130
Host Hotels & Resorts, Inc.§	1,900	25,251
Kimco Realty Corp.§	900	33,246
Plum Creek Timber Co., Inc.§	600	29,916
ProLogis§	1,000	41,270
Public Storage§	400	39,604
Simon Property Group, Inc.§	900	87,300
Vornado Realty Trust§	500	45,475
		492,434
Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.	600	55,458
Union Pacific Corp.	1,000	71,160
		126,618
Semiconductor Equipment & Products (3.3%)
Advanced Micro Devices, Inc.*§	1,900	9,975
Analog Devices, Inc.§	12,800	337,280
Applied Materials, Inc.§	2,400	36,312
Broadcom Corp. Class A*§	100	1,863
Intel Corp.§	23,100	432,663
Linear Technology Corp.§	500	15,330
Microchip Technology, Inc.§	3,100	91,233
Micron Technology, Inc.*§	2,800	11,340
National Semiconductor Corp.	200	3,442
QLogic Corp.*§	5,600	86,016
Silicon Laboratories, Inc.*§	200	6,140
STMicroelectronics NV NY Shares§	11,500	117,070
Texas Instruments, Inc.§	8,100	174,150
		1,322,814
Software (3.1%)
Adobe Systems, Inc.*§	100	3,947
Autodesk, Inc.*§	600	20,130
BMC Software, Inc.*§	6,300	180,369
Microsoft Corp.	34,900	931,481

	Number of Shares	Value

COMMON STOCKS
Software
Oracle Corp.*	5,000	$101,550
Salesforce.com, Inc.*§	100	4,840
Symantec Corp.*§	400	7,832
		1,250,149
Specialty Retail (5.2%)
Aaron Rents, Inc.§	1,100	29,777
Abercrombie & Fitch Co. Class A§	1,400	55,230
Advance Auto Parts, Inc.§	800	31,728
Aeropostale, Inc.*§	1,000	32,110
AnnTaylor Stores Corp.*	700	14,448
AutoNation, Inc.*§	100	1,124
AutoZone, Inc.*	170	20,968
Best Buy Co., Inc.§	2,500	93,750
Foot Locker, Inc.§	5,700	92,112
GameStop Corp. Class A*§	2,600	88,946
Hanesbrands, Inc.*§	300	6,525
Limited Brands, Inc.§	3,800	65,816
Lowe’s Companies, Inc.	1,600	37,904
RadioShack Corp.§	7,900	136,512
Ross Stores, Inc.§	7,900	290,799
The Gap, Inc.§	49,500	880,110
The Home Depot, Inc.	2,200	56,958
The TJX Companies, Inc.§	4,300	131,236
Urban Outfitters, Inc.*§	600	19,122
		2,085,175
Textiles & Apparel (0.7%)
Coach, Inc.*	2,100	52,584
Jones Apparel Group, Inc.§	1,100	20,361
NIKE, Inc. Class B	2,900	194,010
		266,955
Tobacco (4.3%)
Altria Group, Inc.	64,200	1,273,728
Lorillard, Inc.	500	35,575
Philip Morris International, Inc.	7,900	379,990
UST, Inc.	600	39,924
		1,729,217
TOTAL COMMON STOCKS (Cost $42,047,609)		40,239,700

SHORT-TERM INVESTMENT (30.8%)
State Street Navigator Prime Portfolio§§ (Cost $12,385,977)	12,385,977	12,385,977

TOTAL INVESTMENTS AT VALUE (130.9%) (Cost $54,433,586)		52,625,677

LIABILITIES IN EXCESS OF OTHER ASSETS (-30.9%)		(12,433,235)

NET ASSETS (100.0%)		$40,192,442

*       Non-income producing security.

§       Security or portion thereof is out on loan.

§§     Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$52,625,677	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$52,625,677	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $54,433,586, $2,577,693, ($4,385,602) and ($1,807,909) respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 14, 2008